Share-based payments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Share-based payments
Note 31. Share-based payments
On March 22, 2018, the Company’s shareholders authorized the implementation of the LTIP to retain key employees empowered the Board of Directors to manage this plan; will be manages the plan, through an administrative trust. In concequence, decided to set aside 8,750,000 Series A shares to be used in the plan; and is effective as from April 4, 2018.
The plan has the following benefits paid to certain executives and employees that are considered share-based payments:
31.1 Stock Options
The stock option plan grants the participant the right to acquire a number of shares during a certain term. Stock options will be vested as follows: (i) 33% during the first year; (ii) 33% during the second year, and (iii) 34% during the third year in relation to the date in which stock options are granted to participants. Once acquired, stock options may be exercised up to 5 (five) or 10 (ten) years as from grant date. The plan establishes that the value of the shares to be granted will be determined using Black & Scholes model.

The following table shows the number of stock options granted, cancelled and the weighted average exercise price (“WAEP”) for the year:

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Number of rights to buy	WAEP	Number of rights to buy	WAEP	Number of rights to buy	WAEP
At beginning of year	10,540,228	5.15	9,124,109	4.85	5,668,825	6.07
Granted during the year	513,379	17.83	1,416,119	7.05	3,455,284	2.85
Cancelled during the year (1)	(1,188,362)	3.68	—	—	—	—
At end of year	9,865,245	5.98	10,540,228	5.15	9,124,109	4.85

(1)	Related to stock options annulled or cancelled for the year, which do not necessarily coincide with the options exercised.
The plan stablished that the value of the options to be granted will be determined using the Black & Sholes Model.
The following table shows the inputs used for the plan for the year:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	31.4%	33.5%	34.0%
Risk–free interest rate (%)	3.9%	1.9%	1.4%
Expected life of share options (years)	10	10	10
Weighted average exercise price (USD)	17.83	7.05	2.85
Model used	Black & Scholes	Black & Scholes	Black & Scholes
The remainder life of stock options is based on historical data and current expectations and is not necessarily an indication of the potential exercise patterns. Expected volatility shows the assumption that historical volatility in a period similar to the life of options is an indication of future trends, that may not be necessarily the actual result.
The weighted average fair value of options granted during the year ended December 31, 2023, 2022 and 2021 stood as 8.99, 3.26, and 1.2, respectively.
According to IFRS 2, stock option plans are classified as settled transactions at grant date.
For the years ended December 31, 2023, 2022 and 2021, compensation expense related with such plan are booked in the consolidated statements of profit or loss and other comprehensive income stood at 4,553, 3,673, and 4,377, respectively.

31.2 Restricted stock
The restricted stock that are given to the participants of the plan for free or a minimum value once the conditions are achieved. Restricted Stock is vested as follows: (i) 33% the first year; (ii) 33% the second year; and (iii) 34% the third year with respect to the date in which the Restricted Stock are granted to the participants.
The following table shows the number of restricted stock granted, cancelled and WAEP for the year:

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	6,669,790	4.89	5,762,338	4.53	3,769,299	5.41
Granted during the year	519,025	17.83	940,215	7.05	1,993,039	2,85
Cancelled during the year (1)	(555,451)	2.13	(32,763)	2.95	—	—
At end of year	6,633,364	6.18	6,669,790	4.89	5,762,338	4.53

(1)	Related to restricted stock annulled or cancelled for the year, which do not necessarily coincide with the restricted stock vested.
For the years ended December 31, 2023, 2022 and 2021, compensation expense related with such plan are booked in the consolidated statements of profit or loss and other comprehensive income stood at 8,839, 6,372, and 6,215, respectively.
According to IFRS 2, restricted stock plan is classified as settled transactions at grant date. This assessment is the result of multiplying the total number of Series A shares to be deposited in the administrative trust and the price per share.
31.3 Performance restricted stock
The performance restricted stock that are given to the participants of the plan for free or a minimum value once the conditions are achieved. Performance restricted stock is vested, based on the performance of different Company´s variables, in the third year with respect to the date in which the Restricted Stock are granted to the participants.
The following table shows the number of performance restricted stock granted and WAEP for the year:

	Year ended December 31, 2023		Year ended December 31, 2022
	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	3,705,757	7.05	—	—
Granted during the year	1,417,589	17.83	3,705,757	7.05
At end of year	5,123,346	10.03	3,705,757	7.05
For the years ended December 31, 2023 and 2022, compensation expense related with such plan are booked in the consolidated statements of profit or loss and other comprehensive income stood at 9,741 and 6,531, respectively.
According to IFRS 2, performance restricted stock is classified as settled transactions at grant date. This assessment is the result of multiplying the total number of Series A shares to be deposited in the administrative trust and the price per share.